Financial Instruments - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Oct. 01, 2011	Oct. 01, 2013	Oct. 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Scott Spirit [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Business acquisition purchase price	$ 116,000,000
Purchase price adjustment maximum						12,000,000
Estimated fair value of the consideration liability based upon new ship days, number of days				219 days	787 days
Estimated fair value of the consideration liability based upon new ship days, average daily hire rate				59,255	53,043
Estimated increase in the daily rate for existing ship days				15,532	0
Existing ship days used to determine increase in daily rate used to estimate fair value of the consideration liability				365 days	0 days
Payout amount as provided for in the contingent consideration formula, Minimum						0
Additional purchase price paid by the Partnership		6,000,000	5,900,000
Navion Norvegia [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value of vessel				18,000,000
Estimated trading life of the vessel				2 years 2 months 12 days
Future revenues based on field production forecasts				37,200,000
Operating and dry-dock expenditures				20,500,000
Residual value based on vessel's light weight tonnage and price of steel				$ 6,500,000
Weighted average cost of capital, discount rate				7.90%